Income Taxes	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Income before income taxes was derived from the following sources:

	2012	2011	2010
United States	$810,150	$681,910	$354,675
Foreign	766,548	731,811	400,142
	$1,576,698	$1,413,721	$754,817

Income taxes include the following:

	2012	2011	2010
Federal
Current	$255,991	$121,292	$84,878
Deferred	(48,252)	34,136	6,104
Foreign
Current	191,167	193,064	105,927
Deferred	(29)	(24,229)	(22,788)
State and local
Current	30,500	21,500	25,000
Deferred	(8,171)	10,808	(669)
	$421,206	$356,571	$198,452

A reconciliation of the Company's effective income tax rate to the statutory Federal rate follows:

	2012	2011	2010
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	0.9	1.8	2.1
Foreign tax rate difference	(5.8)	(8.7)	(7.4)
Cash surrender of life insurance	0.1	(0.9)	(1.0)
Federal manufacturing deduction	(1.6)	(0.9)	(0.6)
Research tax credit	(0.4)	(1.1)	(0.7)
Other	(1.5)	—	(1.1)
Effective income tax rate	26.7%	25.2%	26.3%

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of assets and liabilities. The differences comprising the net deferred taxes shown on the Consolidated Balance Sheet at June 30 were as follows:

	2012	2011
Retirement benefits	$751,676	$374,005
Other liabilities and reserves	134,358	161,954
Long-term contracts	27,726	7,355
Stock-based incentive compensation	70,129	63,590
Loss carryforwards	175,571	186,613
Unrealized currency exchange gains and losses	9,057	43,484
Inventory	18,535	24,623
Foreign tax credit carryforward	19,079	—
Depreciation and amortization	(480,791)	(479,103)
Valuation allowance	(176,079)	(192,904)
Net deferred tax asset	$549,261	$189,617
Change in net deferred tax asset:
Provision for deferred tax	$56,452	$(20,715)
Items of other comprehensive (loss)	319,352	(131,552)
Acquisitions and other	(16,160)	(1,519)
Total change in net deferred tax	$359,644	$(153,786)

At June 30, 2012, the Company had recorded deferred tax assets of $175,571 resulting from $701,310 in loss carryforwards. A valuation allowance of $165,907 related to the loss carryforwards has been established due to the uncertainty of realizing certain deferred tax assets. Of this valuation allowance, $147,755 resulting from $516,808 in loss carryforwards, relates to a non-operating entity whose utilization of its loss carryforward is considered to be remote. An additional valuation allowance of $10,172 relates to a foreign capital loss carryforward and certain deferred tax assets associated with other liabilities and reserves. The foreign capital loss carryforward and some of the loss carryforwards can be carried forward indefinitely; others can be carried forward from three to 20 years.
Provision has not been made for additional U.S. or foreign taxes on undistributed earnings of certain international operations as those earnings will continue to be reinvested. It is not practicable to estimate the additional taxes, including applicable foreign withholding taxes, that might be payable on the eventual remittance of such earnings.
Accumulated undistributed earnings of foreign operations reinvested in their operations amounted to $669,000, $983,950 and $1,102,978, at June 30, 2012, 2011 and 2010, respectively.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance July 1	$81,156	$82,089	$132,954
Additions for tax positions related to current year	66,500	8,398	10,815
Additions for tax positions of prior years	11,047	10,015	23,408
Additions for acquisitions	—	—	294
Reductions for tax positions of prior years	(23,456)	(15,060)	(64,821)
Reductions for settlements	(23,434)	(7,133)	(21,770)
Reductions for expiration of statute of limitations	(1,636)	—	(37)
Effect of foreign currency translation	(442)	2,847	1,246
Balance June 30	$109,735	$81,156	$82,089

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was $61,601, $78,754 and $81,927 as of June 30, 2012, 2011 and 2010, respectively. If recognized, a significant portion of the gross unrecognized tax benefits as of June 30, 2012 would be offset against an asset currently recorded in the Consolidated Balance Sheet. The accrued interest related to the gross unrecognized tax benefits, excluded from the amounts above, was $3,676, $11,331 and $8,200 as of June 30, 2012, 2011 and 2010, respectively.
The Company and its subsidiaries file income tax returns in the United States and in various foreign jurisdictions. In the normal course of business, the Company's tax returns are subject to examination by taxing authorities throughout the world. The Company is no longer subject to examinations of its federal income tax returns by the United States Internal Revenue Service for fiscal years through 2010. All significant state, local and foreign tax returns have been examined for fiscal years through 2003. The Company does not anticipate that, within the next twelve months, the total amount of unrecognized tax benefits will significantly change due to the settlement of examinations and the expiration of statute of limitations.